Leases - Narrative (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted average incremental borrowing rate	10.22%	9.93%
Interest expense on lease liabilities	$ 8,270	$ 7,235	$ 6,841
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 1,016	567	10
Retail Stores
Leases
Operating lease term	15 years
Retail Stores | Bottom of range
Leases
Operating lease term	3 years
Retail Stores | Top of range
Leases
Operating lease term	5 years
Office Space | Bottom of range
Leases
Operating lease term	3 years
Office Space | Top of range
Leases
Operating lease term	5 years
Vehicles, Servers and Equipment | Bottom of range
Leases
Operating lease term	3 years
Vehicles, Servers and Equipment | Top of range
Leases
Operating lease term	5 years
IT Equipment | Bottom of range
Leases
Operating lease term	3 years
IT Equipment | Top of range
Leases
Operating lease term	1 year
Lease liabilities
Leases
Cash flows	$ 24,061	$ 19,675	$ 16,171